Expense Example {- Fidelity Series Large Cap Stock Fund} - 06.30 Fidelity Series Large Cap Stock Fund PRO-08 - Fidelity Series Large Cap Stock Fund - Fidelity Series Large Cap Stock Fund	Aug. 29, 2022 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none